1139 740

FORM D

[redacted]

03020482

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

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FORM D

NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

SEC USE ONLY	
Prefix	Serial
DATE RECEIVED	

Name of Offering (☐ check if this is an amendment and name has changed, and indicate change.)
Torrington Research Co. - offering debt with attached common stock warrant $1,000,000

Filing Under (Check box(es) that apply): ☐ Rule 504 ☐ Rule 505 ☒ Rule 506 ☐ Section 4(6) ☐ ULOE

Type of Filing: ☒ New Filing ☐ Amendment

SEC MAIL RECEIVED MAY 19 2003 WASH. D.C. 187 SECTION

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer (☐ check if this is an amendment and name has changed, and indicate change.)
Torrington Research Company

Address of Executive Offices (Number and Street, City, State, Zip Code)	Telephone Number (Including Area Code)
89 Commercial Blvd, Torrington CT 06790	(860) 489-0489
Address of Principal Business Operations (Number and Street, City, State, Zip Code) (if different from Executive Offices)	Telephone Number (Including Area Code)

Brief Description of Business Engineering and Manufacturing

PROCESSED
MAY 22 2003
THOMSON FINANCIAL

Type of Business Organization
☒ corporation ☐ limited partnership, already formed ☐ other (please specify):
☐ business trust ☐ limited partnership, to be formed

Actual or Estimated Date of Incorporation or Organization: Month 07 Year 86 ☒ Actual ☐ Estimated

Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State: CN for Canada; FN for other foreign jurisdiction) ☐☐

GENERAL INSTRUCTIONS

Federal:

Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C. 77d(6).

When To File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

Where To File: U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.

Copies Required: Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

Filing Fee: There is no federal filing fee.

State:

This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix to the notice constitutes a part of this notice and must be completed.

ATTENTION

Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption unless such exemption is predictated on the filing of a federal notice.

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:

- Each promoter of the issuer, if the issuer has been organized within the past five years;
- Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer.
- Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
- Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☒ Executive Officer ☒ Director ☐ General and/or Managing Partner

Dickinson, Roger B.
Full Name (Last name first, if individual)

89 Commercial Blvd, Torrington CT 06790
Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☒ Executive Officer ☒ Director ☐ General and/or Managing Partner

Turner, Peter B.
Full Name (Last name first, if individual)

89 Commercial Boulevard, Torrington CT 06790
Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☒ Executive Officer ☒ Director ☐ General and/or Managing Partner

Marvin, Russel H.
Full Name (Last name first, if individual)

89 Commercial Boulevard, Torrington CT 06790
Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

LaVelle, William J.
Full Name (Last name first, if individual)

75 Heathridge Road, Hamden, CT 06514
Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Crane, Richard D.
Full Name (Last name first, if individual)

32 East Hyerdale Drive, Goshen, CT 06756
Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

McClane, William E.
Full Name (Last name first, if individual)

8295 Cherry Laurel, Liberty Township, OH 45044
Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Jones, Ian R.
Full Name (Last name first, if individual)

47 Meadow Road, Whitehouse Station, NJ 08889
Business or Residence Address (Number and Street, City, State, Zip Code)

(Use blank sheet, or copy and use additional copies of this sheet, as necessary)

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:

- Each promoter of the issuer, if the issuer has been organized within the past five years;
- Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer.
- Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
- Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Foeller, Maureen O.

Full Name (Last name first, if individual)

171 Apter Drive, Torrington CT 06790

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

(Use blank sheet, or copy and use additional copies of this sheet, as necessary)

B. INFORMATION ABOUT OFFERING

		Yes	No
1.	Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	☐	xx
	Answer also in Appendix, Column 2, if filing under ULOE.		
2.	What is the minimum investment that will be accepted from any individual?	$10,000.00	
		Yes	No
3.	Does the offering permit joint ownership of a single unit?	xx	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

None

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

AL	AK	AZ	AR	CA	CO	CT	DE	DC	FL	GA	HI	ID
IL	IN	IA	KS	KY	LA	ME	MD	MA	MI	MN	MS	MO
MT	NE	NV	NH	NJ	NM	NY	NC	ND	OH	OK	OR	PA
RI	SC	SD	TN	TX	UT	VT	VA	WA	WV	WI	WY	PR

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

AL	AK	AZ	AR	CA	CO	CT	DE	DC	FL	GA	HI	ID
IL	IN	IA	KS	KY	LA	ME	MD	MA	MI	MN	MS	MO
MT	NE	NV	NH	NJ	NM	NY	NC	ND	OH	OK	OR	PA
RI	SC	SD	TN	TX	UT	VT	VA	WA	WV	WI	WY	PR

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

AL	AK	AZ	AR	CA	CO	CT	DE	DC	FL	GA	HI	ID
IL	IN	IA	KS	KY	LA	ME	MD	MA	MI	MN	MS	MO
MT	NE	NV	NH	NJ	NM	NY	NC	ND	OH	OK	OR	PA
RI	SC	SD	TN	TX	UT	VT	VA	WA	WV	WI	WY	PR

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if the answer is "none" or "zero." If the transaction is an exchange offering, check this box ☐ and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

Type of Security	Aggregate Offering Price	Amount Already Sold
Debt	$	$
Equity	$	$
☐ Common ☐ Preferred		
Convertible Securities (including warrants) See instruments attached Ex A,B&C	$ 1,000,000	$
Partnership Interests	$	$
Other (Specify ______)	$	$
Total	$ 1,000,000	$

Answer also in Appendix, Column 3, if filing under ULOE.

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero."

	Number Investors	Aggregate Dollar Amount of Purchases
Accredited Investors	4	$ 370,000.00
Non-accredited Investors	0	$ .00
Total (for filings under Rule 504 only)		$ 370,000.00

Answer also in Appendix, Column 4, if filing under ULOE.

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, in the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C — Question 1.

Type of Offering	Type of Security	Dollar Amount Sold
Rule 505		$
Regulation A		$
Rule 504		$
Total		$

4 a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the insurer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fees	☐	$
Printing and Engraving Costs	☐	$
Legal Fees	☐	$
Accounting Fees	☐	$
Engineering Fees	☐	$
Sales Commissions (specify finders' fees separately)	☐	$
Other Expenses (identify) ______	☐	$
Total	☐	$

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

b. Enter the difference between the aggregate offering price given in response to Part C — Question 1 and total expenses furnished in response to Part C — Question 4.a. This difference is the "adjusted gross proceeds to the issuer." $1,000,000

5. Indicate below the amount of the adjusted gross proceed to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C — Question 4.b above.

	Payments to Officers, Directors, & Affiliates	Payments to Others
Salaries and fees	☐ $	☐ $
Purchase of real estate	☐ $	☐ $
Purchase, rental or leasing and installation of machinery and equipment	☐ $	☐ $
Construction or leasing of plant buildings and facilities	☐ $	☐ $
Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)	☐ $	☐ $
Repayment of indebtedness	☐ $	☐ $
Working capital	☐ $	☒ $1,000,000
Other (specify):	☐ $	☐ $
	☐ $	☐ $
Column Totals	☐ $	☐ $
Total Payments Listed (column totals added)	☐ $1,000,000	

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer (Print or Type)	Signature	Date
Torrington Research Co.	[signature]	May 9, 2003
Name of Signer (Print or Type)	**Title of Signer (Print or Type)**	
Peter B. Turner	President	

ATTENTION

Intentional misstatements or omissions of fact constitute federal criminal violations. (See 18 U.S.C. 1001.)

E. STATE SIGNATURE

1. Is any party described in 17 CFR 230.262 presently subject to any of the disqualification provisions of such rule? .... Yes ☐ No ☒

See Appendix, Column 5, for state response.

2. The undersigned issuer hereby undertakes to furnish to any state administrator of any state in which this notice is filed a notice on Form D (17 CFR 239.500) at such times as required by state law.

3. The undersigned issuer hereby undertakes to furnish to the state administrators, upon written request, information furnished by the issuer to offerees.

4. The undersigned issuer represents that the issuer is familiar with the conditions that must be satisfied to be entitled to the Uniform limited Offering Exemption (ULOE) of the state in which this notice is filed and understands that the issuer claiming the availability of this exemption has the burden of establishing that these conditions have been satisfied.

The issuer has read this notification and knows the contents to be true and has duly caused this notice to be signed on its behalf by the undersigned duly authorized person.

Issuer (Print or Type)	Signature	Date
Torrington Research Co.	[signature]	May 9, 2003
Name (Print or Type)	**Title (Print or Type)**	
Peter B. Turner	President	

Instruction:
Print the name and title of the signing representative under his signature for the state portion of this form. One copy of every notice on Form D must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

APPENDIX

1	2		3	4				5	
	Intend to sell to non-accredited investors in State (Part B-Item 1)		Type of security and aggregate offering price offered in state (Part C-Item 1)	Type of investor and amount purchased in State (Part C-Item 2)				Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1)	
State	**Yes**	**No**	Part C See Exhibit A,B, C	**Number of Accredited Investors**	**Amount**	**Number of Non-Accredited Investors**	**Amount**	**Yes**	**No**
AL		X							
AK		X							
AZ		X							
AR		X							
CA		X							
CO		X							
CT		X							
DE		X							
DC		X							
FL		X							
GA		X							
HI		X							
ID		X							
IL		X							
IN		X							
IA		X							
KS		X							
KY		X							
LA		X							
ME		X							
MD		X							
MA		X	Above	1	100,000	0			x
MI		X							
MN		X							
MS		X							

APPENDIX

1	2		3	4				5	
	Intend to sell to non-accredited investors in State (Part B-Item 1)		Type of security and aggregate offering price offered in state (Part C-Item 1)	Type of investor and amount purchased in State (Part C-Item 2)				Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1)	
State	**Yes**	**No**		**Number of Accredited Investors**	**Amount**	**Number of Non-Accredited Investors**	**Amount**	**Yes**	**No**
MO		X							
MT		X							
NE		X							
NV		X							
NH		X							
NJ		X	Above	3	250,000	0			x
NM		X							
NY		X							
NC		X		1	20,000	0			x
ND		X							
OH		X							
OK		X							
OR		X							
PA		X							
RI		X							
SC		X							
SD		X							
TN		X							
TX		X							
UT		X							
VT		X							
VA		X							
WA		X							
WV		X							
WI		X							

APPENDIX										
1	2 Intend to sell to non-accredited investors in State (Part B-Item 1)		3 Type of security and aggregate offering price offered in state (Part C-Item 1)	4 Type of investor and amount purchased in State (Part C-Item 2)				5 Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1)	
State	**Yes**	**No**		**Number of Accredited Investors**	**Amount**	**Number of Non-Accredited Investors**	**Amount**	**Yes**	**No**
WY		X							
PR		X							

LOAN AND SECURITY AGREEMENT

This Loan and Security Agreement dated ______2003, by and between **TORRINGTON RESEARCH COMPANY**, a Connecticut corporation, having a principal place of business at 89 Commercial Boulevard, Torrington, Connecticut (the "Borrower"), and ____ (the "Lender").

WHEREAS, the Borrower has requested the Lender to extend to it a working capital loan in the principal amount of up to ___**AND xx/100 ($XX,000.00) DOLLARS**; and

WHEREAS, the Lender is now willing to extend the aforesaid credit facility to the Borrower on the terms and conditions set forth in this Agreement.

NOW, THEREFORE, in consideration of the premises and of the mutual covenants and agreements contained herein, the parties hereto hereby agree as follows:

ARTICLE I
DEFINITIONS AND ACCOUNTING TERMS

Section 1.1 Certain Defined Terms As used herein, the following terms shall have the following meanings (such meanings to be equally applicable to both the singular and plural forms of the terms defined):

(a) "Draw" shall mean a Working Capital Draw.

(b) "Agreement" shall mean this Loan and Security Agreement as the same may from time to time be amended, supplemented or otherwise modified.

(c) "Lender" shall mean ___.

(d) "Borrower" shall mean Torrington Research Company.

(e) "Collateral" shall mean the property of the Borrower in which the Lender has a valid and perfected security interest as described in Section 7.1 hereof.

(f) "Commitment Amount" shall mean an amount equal to ___ **AND 00/100 ($XX,000.00) DOLLARS.**

(g) "Facility" shall mean the working capital facility being extended to the Borrower pursuant to this Agreement.

(h) "Financing Agreements" shall mean this Agreement, the Note and any and all other Instruments, agreements and Documents executed in connection herewith or therewith or related hereto or thereto, together with any amendments, supplements or modifications hereto or thereto.

(i) All terms used herein shall be defined as in the UCC.

(j) "Note" shall mean the promissory note of the Borrower payable to the order of the Lender, in the form of Exhibit A attached hereto, evidencing the Obligations, including without limitation, the indebtedness of the Borrower to the Lender resulting from the Advances.

(k) "Termination Date" shall mean March 31, 2006, or, if such date is not a Business Day, the next Business Day thereafter, and any subsequent date to which the Termination Date may be extended in writing.

(l) "UCC" shall mean the Uniform Commercial Code as in effect from time-to-time in the State of Connecticut.

ARTICLE II
AMOUNTS AND TERMS OF THE LOAN

Section 2.1 Funding.

Funds equal to the Commitment Amount shall be deposited into an interest bearing account maintained in the name of the Parties designated Escrow Agent, Feeley, Nichols, Chase, McDermott & Pellett P.C. for the benefit of the Borrower, subject to the terms and conditions contained in this Agreement and the Lender's agreement, in Lender's sole discretion, to permit the Borrower to draw upon such funds (each a "Draw") from time to time during the period from the date hereof until the Termination Date in an amount for each such Draw not to exceed its then current need for working capital.

Section 2.2 Procedure for Working Capital Draws.

The Borrower shall give written notice to Lender of its intent to make each draw upon the fund and certify that its use is for the purposes permitted by this Agreement no fewer than two (2) days in advance of its intended draw date. The Escrow Agent shall deliver the funds in satisfaction of such draw on the draw date unless the Lender shall earlier deliver a written protest to the Borrower and Escrow Agent. Either notice may be by facsimile transmission with evidence of timely delivery.

Section 2.3 Lender Discretion. Nothing herein shall be construed to require the Lender to permit draws hereunder, it being agreed and understood by the Borrower that all draws hereunder shall be at the Lender's sole discretion and shall not establish a pattern or custom binding upon the Lender.

Section 2.4 Repayment. All funds drawn in consideration of this agreement, together with accrued and unpaid interest and any other amounts due hereunder, shall, be due in accordance with the terms of the note.

ARTICLE III
INTEREST

Section 3.1 Interest.

The Loan shall bear interest (from the date made through and including the date of payment in full) at the rate of 7.5% per annum.

ARTICLE IV
REPRESENTATIONS AND WARRANTIES

Section 4.1 Representations and Warranties. In order to induce the Lender to enter into this Agreement and to permit Draws, the Borrower makes the following representations and warranties to the Lender, which shall be deemed made as of the date hereof and of each Draw and shall survive the execution and delivery hereof and each performance hereunder. Any knowledge acquired by the Lender shall not diminish its rights to rely upon such representations and warranties.

(a) Good Standing and Qualification. The Borrower is a Connecticut corporation and is duly organized, validly existing and in good standing under the laws of the State of Connecticut and has all requisite power and authority to own and operate its properties and to carry on its business as presently conducted and is duly qualified to do business and is in good standing as a foreign corporation in each jurisdiction wherein the character of the properties owned or leased by it therein or in which the transaction of its business therein makes such qualification necessary.

(b) Financial Information. All written data, reports and information which the Borrower has heretofore delivered or caused to be so delivered to the Lender in connection with this Agreement are complete and correct in all material respects, contain no material omission or misstatement and fairly present the financial condition of the Borrower as of the dates and for the periods referred to and have been prepared in accordance with GAAP consistently applied by the Borrower throughout the periods involved. All financial and other information including, but not limited to, information relating to the Collateral, submitted by the Borrower to the Lender, whether previously or in the future, is and will be true and correct in all material respects, and is and will be complete insofar as may be necessary to give the Lender a true and accurate knowledge of the subject matter.

(c) Adverse Developments. Since the date of the most recent financial statements of the Borrower delivered to the Lender, there has been no material adverse change in the financial condition, business, operations, affairs or prospects of the Borrower or in any of the properties or assets of the Borrower.

(d) Compliance. The Borrower is not in default with respect to any order, writ, injunction or decree of any court or of any federal, state, municipal or other governmental department, commission, board, bureau, agency, authority or official; is not in violation of any law, statute, rule or regulation to which it or its properties is or are subject and has not received notice of any such default from any party.

(e) Collateral. The Borrower is and shall continue to be the legal and beneficial owner of the Collateral free and clear of all liens, encumbrances, security interests and claims, except for the liens granted to the Lender and those liens described in Section 7. The Borrower is fully authorized to sell, transfer, pledge and/or grant a security interest in each and every item of the Collateral to the Lender; all Documents and agreements related to the Collateral shall be true and correct and in all respects what they purport to be; all signatures and endorsements that appear thereon shall be genuine and all signatories and endorser shall have full capacity to contract; none of the transactions underlying or giving rise to the Collateral shall violate any applicable state or federal laws or regulations; all Documents relating to the Collateral shall be legally sufficient under such laws or regulations and shall be legally enforceable in accordance

with their terms; this Agreement creates a valid and perfected security interest in the Collateral, subject only to the prior liens described in Section 7.

ARTICLE V
CONDITIONS OF FUNDING LOAN

Section 5.1 Subject to the terms of Section 5.2 hereof, the obligation of the Lender to fund the loan described herein is subject to the fulfillment of the following conditions precedent.

(a) Note. The Lender shall have received a duly executed Note drawn to its order in the form attached hereto as **Exhibit A**.

(b) Warrant. The Lender shall have been granted a Warrant to purchase 500 shares of the common stock of the Borrower for each $1,000.00 of the amount loaned hereunder at a per share price of $2.00, substantially in the form attached hereto as **Exhibit B.**

(c) Evidence of Authority. The Lender shall have received certified copies of all corporate, membership or partnership action (in form and substance satisfactory to the Lender) taken by the Borrower to authorize the execution, delivery and performance of this Agreement, the Note and the other Financing Agreements, and the borrowings to be made hereunder and thereunder, together with such other papers as the Lender or its counsel may require.

(d) UCC-1 Financing Statements. The Lender shall have received acknowledgment copies, stamped receipt copies or other evidence of proper financing statements (Form UCC-1 or a comparable form) duly filed on or before the date of the initial Advance) under the UCC and the Uniform Commercial Code of all other jurisdictions that may be necessary or that the Lender may deem desirable in order to perfect and protect the security interests created hereunder covering the Collateral.

(e) The Lender shall have received an Insurance Certificate evidencing the existence of a policy of insurance as described Section 6.1.

ARTICLE VI
COVENANTS

A. Affirmative Covenants.

The Borrower covenants and agrees that from the date hereof until payment and performance in full of all Obligations, and until the termination of this Agreement, unless the Lender otherwise consents in writing, the Borrower shall:

Section 6.1 Insurance and Endorsements. (a) Keep its properties insured against fire and other hazards (so-called "All Risk" coverage), in amounts and with companies satisfactory to the Lender to the same extent and covering such risks as is customary in the same or a similar business; maintain public liability coverage, including without limitation, products liability coverage, against claims for personal injuries or death; and maintain all worker's compensation, employment or similar insurance as may be required by applicable law; (b) All insurance shall contain such terms, be in such form, and be for such periods reasonably satisfactory to Lender, and be written by such carriers duly licensed by the appropriate states where any Collateral is

located and reasonably satisfactory to the Lender. Without limiting the generality of the foregoing, such insurance must provide that it may not be canceled without the maximum prior written notice to the Lender to which the insurer shall consent, not to be less than ten (10) days. The Borrower shall cause the Lender to be endorsed as a loss payee with a long form Lender's Loss Payable Clause, in form and substance acceptable to the Lender on all such insurance. In the event of failure to provide and maintain insurance as herein provided, the Lender may, at its option, provide such insurance and charge the amount thereof to the Loan Account. The Borrower shall furnish to the Lender certificates or other satisfactory evidence of compliance with the foregoing insurance provisions. The Borrower hereby irrevocably appoints the Lender as its attorney-in-fact, coupled with an interest, to make proofs of loss and claims for insurance, and to receive payments of the insurance and execute and endorse all Documents, checks and drafts in connection with payment of the insurance. Any Proceeds received by the Lender shall be applied to the Obligations, or paid over to the Borrower for repair and replacement of the Collateral as the Lender shall determine in its reasonable discretion.

Section 6.2 Use of Facility Proceeds. Use the proceeds of the Working Capital Draws solely for general working capital purposes and not to service any of the Borrower's pre-existing or future indebtedness unrelated to the Facility, including without limitation, the Borrower's other indebtedness (including unpaid fees and costs), if any, to the holders of any superior security interests in the Collateral.

Section 6.3 Notice of Certain Events. Give immediate written notice to the Lender of the occurrence of any of the following:

(a) the Borrower's commencement or consent in any manner to any proceeding or arrangement for its liquidation in whole or in part or to any other proceeding or arrangement whereby any of its assets are subject generally to the payment of its liabilities or whereby any receiver, trustee, liquidator or the like is appointed for it or any substantial part of its assets (including without limitation, the filing by the Borrower of a petition for appointment as a debtor-in-possession under Title 11 of the United States Bankruptcy Code);

(b) the Borrower's commencement of any other procedure for the relief of financially distressed or insolvent debtors, or such procedure having been commenced against it, whether voluntarily or involuntarily;

(c) the Borrower's commencement of any procedure for its dissolution, or a procedure therefore having been commenced against it;

(d) any event causing material loss or depreciation in value of the Inventory and the amount of such loss or depreciation;

(e) any other matter that has resulted or is reasonably likely to result in a material adverse change in the financial condition or operations of the Borrower;

(f) any proposed change in stock ownership.

B. Negative Covenants

The Borrower covenants and agrees that from the date hereof until payment and performance in full of all Obligations, and until the termination of this Agreement, unless the

Lender otherwise consents in writing, which consent shall not be unreasonably withheld or delayed, the Borrower shall not:

Section 6.4 Loans, Advances, Investments. Make or permit to exist any loans or advances to, or purchase any stock, other securities or evidences of indebtedness of, or make or permit to exist any investment (including without limitation, the acquisition of stock of a corporation) or acquire any assets or any other interest whatsoever in, any shareholder, affiliate or other related entity (including without limitation, any partnership, joint venture, joint stock corporation or parent or subsidiary corporation) or any other person or entity or grant any security interest in the collateral described herein junior to the Lender or class of Lenders that participate in the group of transactions of which this transaction is a part.

Section 6.5 Prohibited Transfers. Transfer, in any manner, either directly or indirectly, any cash, property, or other assets to any parent or any of its affiliates or subsidiaries, other than sales made in the ordinary course of business and for fair consideration on terms no less favorable than if such sale had been an arms-length transaction between the Borrower or such subsidiary or affiliate and an unaffiliated entity.

Section 6.6 Loans to Officers, Directors and/or Shareholders. Make any loans or non-salary advances or make any transfers, in any manner, of any cash, property or other assets to or on behalf of any of its officers, directors or shareholders.

ARTICLE VII
COLLATERAL

Section 7.1 Grant. To secure the prompt payment and performance of each and all of the Obligations, the Borrower pledges, assigns, transfers and grants to the Lender a continuing lien in all other tangible and intangible personal property of the Borrower, whether now owned or hereafter acquired by the Borrower, including without limitation, all Chattel Paper, Contracts, Documents, Equipment, General Intangibles, Receivables, Goods and Instruments, together, in each instance, with the renewals, substitutions, replacements, additions, rental payments, products and Proceeds thereof, subject only to prior liens upon such tangible and intangible personal property (hereinafter, collectively called the "Collateral") as are in favor of the First International Bank and CEDF as identified in the following Agreements, to wit

Secured Term Loan Agreement between Borrower and First International Bank in the amount of $1,250,000.00 dated November 21, 1995.

Revolving Loan Credit and Security Agreement between Borrower and First International Bank, dated September 30, 1996, as amended.

Export Credit and Security Agreement between Borrower and First International Bank, dated September 30, 1996, as amended.

Secured Term Loan between Borrower and Community Economic Development Fund I, LLC. Dated December 6, 2000.

Section 7.2 Continuous Security Interest. The Borrower expressly acknowledges that the security interest granted hereunder shall remain as security for payment and performance of the Obligations, whether now existing or which may hereafter be incurred by future advances, or

otherwise. The notice of the continuing grant of this security interest therefore shall not be required to be stated on the face of any document representing any such Obligations, nor otherwise identify it as being secured hereby.

ARTICLE VIII
EVENTS OF DEFAULT, ACCELERATION

Section 8.1 Events of Default, Acceleration. Without limiting the discretionary nature of this Facility, or the Lender's right and power to Demand payment of the Obligations at any time with or without cause, the Lender and the Borrower agree that if any one or more of the following events (herein called "Events of Default" and individually, an "Event of Default") shall occur and be continuing: (a) failure of the Borrower to pay principal, interest or any other sum due hereunder or under the Note when due and payable; (b) failure of the Borrower to perform when due, or to comply with any other covenant, duty, indebtedness, liability or obligation arising under, this Agreement, or any of the other Financing Agreements; (c) insolvency (failure to pay debts as they mature or where the fair value of assets is not in excess of liabilities) of the Borrower , or business failure, appointment of a receiver or custodian, or assignment for the benefit of creditors or the commencement of any proceedings under any Bankruptcy or insolvency law by or against the Borrower ; (d) calling of a meeting of creditors, appointment of a committee of creditors or liquidating Lenders, or offering of a composition extension to creditors by, for or against the Borrower; (e) the occurrence of any material adverse change in the assets, liabilities, condition (financial, operating or otherwise) or business of the Borrower ; (f) the existence or imposition of any lien or encumbrance upon any of the collateral without the expressed consent of the Lender or (g) any future default upon any secured obligation for which a security interest having superior priority to that of the Lender in the collateral securing this Agreement upon which the holder of that prior interest takes enforcement action. Upon the happening of any Event of Default set forth above, all Obligations shall automatically become immediately due and payable, without presentment, demand, protest, notice of protest or other notice or requirements of any kind, all of which are expressly waived by the Borrower. The Lender may proceed to enforce the rights of the Lender whether by suit in equity or by action at law, whether for specific performance of any covenant or agreement contained in this Agreement, the Note or the other Financing Agreements, or in aid of the exercise of any power granted in either this Agreement or the Note or any other Financing Agreement, or it may proceed to obtain judgment or any other relief whatsoever appropriate to the enforcement of such rights, or proceed to enforce any legal or equitable right which the Lender may have by reason of the occurrence of any Event of Default hereunder; or the Secured Party receiving at any time after the date hereof, a UCC lien search report indicating that the Secured Party's security interest in the Collateral is not prior to all other security interests or other interests reflected in the report, except as otherwise permitted by the Secured Party.

ARTICLE IX
RIGHTS AND REMEDIES OF LENDER

Section 9.1 Remedies of the Lender. Upon the occurrence of any Event of Default, the Lender shall have in any jurisdiction where enforcement hereof is sought, in addition to all other rights and remedies which the Lender may have under law and equity, the same rights and remedies as shall be available to the creditors having security interests in the property of

the Borrower that are prior in right to those of the Lender herein, and, upon there being no such creditors, following rights and remedies: to sell, assign, lease, or otherwise dispose of Collateral or any part thereof, either at public or private sale, in lots or in bulk, for cash, on credit or otherwise, with or without representations or warranties, and upon such terms as shall be acceptable to the Lender, all at the Lender's sole option and as the Lender in its sole discretion may deem advisable; to bid or become purchaser at any such sale if public; and, at the option of the Lender, to apply or be credited with the amount of all or any part of the Obligations owing to the Lender against the purchase price bid by the Lender at any such sale.

Section 9.2 Cumulative Remedies. The enumeration of the Lender's rights and remedies set forth in this Article IX is not intended to be exhaustive and the exercise by the Lender of any right or remedy shall not preclude the exercise of any other rights or remedies, all of which shall be cumulative and shall be in addition to any other right or remedy given hereunder or under any other agreement between the parties or which may now or hereafter exist in law or at equity or by suit or otherwise. No delay or failure to take action on the part of the Lender in exercising any right, power or privilege hereunder or under any of the other Financing Agreements shall operate as a waiver thereof, nor shall any single or partial exercise of any such right, power or privilege preclude other or further exercise thereof or the exercise of any other right, power or privilege or shall be construed to be a waiver of any Defaulting Event.

ARTICLE X
TERMINATION

Section 10.1 Termination. Unless sooner terminated by the Lender as a result of the occurrence of an Event of Default, the obligation of the Lender to permit Draws shall terminate on the Termination Date. The Lender may, in its sole and absolute discretion upon written notice to the Borrower, elect to renew the Facility for an additional period of time and on such other terms and conditions as it may elect, including the payment of a renewal fee and the satisfactory completion of such audit or inspection as the Lender may require, in which case the Termination Date shall be extended for a corresponding period. Upon any such termination of the Facility, all of the rights, interests and remedies of the Lender and Obligations of the Borrower shall survive and the Borrower shall have no right to request, and the Lender shall have no further obligation to permit, any further Draws. Upon full and final payment of the Obligations to the Lender, all rights and remedies of the Borrower and the Lender hereunder shall, subject to Article XII hereof, cease.

ARTICLE XI
EXPENSES

Section 11.1 Expenses. The Borrower agrees to pay all reasonable out-of-pocket expenses, costs, fees, charges, expenses and reasonable attorneys' and other professionals' fees and expenses incurred by the Lender in connection with the preparation of this Agreement, the Note, the other Financing Agreements and any amendments or supplements hereto and thereto and all expenses (including reasonable fees and expenses of Lender's counsel) incidental to the collection of monies due hereunder or thereunder and in any way connected with, involving or related to the preservation, enforcement, protection or defense of this Agreement, the Note, the other Financing Agreements, any related agreement, document or instrument, the Collateral, and the rights and remedies hereunder or thereunder.

ARTICLE XII
MISCELLANEOUS

Section 12.1 Covenants to Survive. All covenants, agreements, warranties and representations made herein, in the Note, in the other Financing Agreements, and in all certificates or other Documents of the Borrower shall survive the advances of money made by the Lender to the Borrower hereunder and the delivery of the Note, and the other Financing Agreements, and all such covenants, agreements, warranties and representations shall be binding upon and inure to the benefit of the Lender, the Borrower and their respective successors and assigns, whether or not so expressed, except that the Borrower shall not have the right to assign its rights hereunder or under any of the other Financing Agreements or any interest herein or therein.

Section 12.2 Amendments and Waivers. Neither this Agreement, the Note, the other Financing Agreements, nor any term, covenant or condition hereof or thereof may be changed, waived, discharged, modified or terminated except by a writing executed by the parties hereto or thereto. No course of dealing between the Borrower and the Lender or its employees shall be effective to change, modify or discharge any provision of this Agreement or to constitute a waiver of any Defaulting Event.

Section 12.3 Notices. All notices, requests, consents, demands and other communications hereunder shall be in writing and shall be either hand delivered or sent first class by certified or registered mail, return receipt requested, or by recognized overnight courier, or by telecopy, addressed to the respective parties to this Agreement at their respective addresses set forth in the first paragraph of this Agreement, or, as to each party, at such other address as shall be designated by such party by written notice given in accordance with this Section 13.4. All such notices and correspondence shall be deemed given (a) if sent by first class, certified or registered mail, two (2) Business Days after being postmarked, or (b) if hand delivered or sent by overnight courier or by telecopy, when received at the above stated addresses, whether or not receipt thereof is acknowledged or is refused by the addressee or any person at such address.

Section 12.4 Waivers.

(a) Prejudgment Remedy, Etc. THE BORROWER ACKNOWLEDGES THAT THE ADVANCES EVIDENCED HEREBY ARE COMMERCIAL TRANSACTIONS AND WAIVES ITS RIGHT TO NOTICE AND HEARING ALLOWED BY ANY STATE OR FEDERAL LAW WITH RESPECT TO ANY PREJUDGMENT REMEDY WHICH THE LENDER MAY DESIRE TO USE, AND FURTHER WAIVES ALL RIGHTS TO REQUEST THAT THE LENDER POST A BOND, WITH OR WITHOUT SURETY, TO PROTECT THE BORROWER OR ANY ENDORSER, GUARANTOR OR SURETY OF ANY OF THE OBLIGATIONS AGAINST DAMAGES THAT MAY BE CAUSED BY ANY PREJUDGMENT REMEDY SOUGHT OR OBTAINED BY LENDER. THE BORROWER FURTHER WAIVES DILIGENCE, DEMAND, PRESENTMENT FOR PAYMENT, NOTICE OF NONPAYMENT, PROTEST AND NOTICE OF ANY RENEWALS OR EXTENSIONS.

(b) Jury Waiver. THE BORROWER HEREBY WAIVES TRIAL BY JURY IN ANY COURT IN ANY SUIT, ACTION OR PROCEEDING ON ANY MATTER ARISING IN CONNECTION WITH OR IN ANY WAY RELATED TO THE FINANCING TRANSACTIONS OF WHICH THIS AGREEMENT IS A PART AND/OR THE ENFORCEMENT OF ANY OF THE LENDER'S RIGHTS, INCLUDING WITHOUT LIMITATION, TORT CLAIMS.

(c) Voluntary Nature of Waivers. THE BORROWER ACKNOWLEDGES THAT IT MAKES THE FOREGOING WAIVERS IN SUBSECTIONS (a) AND (b) ABOVE, KNOWINGLY, WILLINGLY, WITHOUT DURESS AND VOLUNTARILY AND ONLY AFTER CONSIDERATION OF THE RAMIFICATIONS OF SUCH WAIVERS WITH ITS ATTORNEYS.

Section 12.5 Concerning Revised Article 9 of the Uniform Commercial Code. The parties acknowledge and agree to the following provisions of this Agreement in anticipation of the possible application, in one or more jurisdictions to the transactions contemplated hereby, of the revised Article 9 of the Uniform Commercial Code in the form or substantially in the form approved in 1998 by the American Law Institute and the National Conference of Commissioners on Uniform State Law ("Revised Article 9").

(a) Attachment. In applying the law of any jurisdiction in which Revised Article 9 is in effect, the Collateral shall be all assets of the Debtor, whether or not within the scope of Revised Article 9. The Collateral shall include, without limitation, the following categories of assets as defined in Revised Article 9: Goods (including inventory, equipment and any accessions thereto), Instruments (including promissory notes), documents, Accounts, Receivables, Chattel Paper (whether tangible or electronic), Deposit Accounts, Letter-Of-Credit Rights (whether or not the letter of credit is evidenced by a writing), Commercial Tort Claims, securities and all other Investment Property, General Intangibles (including payment intangibles and software), Supporting Obligations and any and all proceeds of any thereof, wherever located, whether now owned and hereafter acquired. If the Debtor shall at any time, whether or not Revised Article 9 is in effect in any particular jurisdiction, acquire a commercial tort claim, as defined in Revised Article 9, the Debtor shall immediately notify the Secured Party in a writing signed by the Debtor of the brief details thereof and grant to the Secured Party in such writing a security interest therein and in the proceeds thereof, all upon the terms of this Agreement, with such writing to be in form and substance satisfactory to the Secured Party.

(d) Savings Clause. Nothing contained in this section shall be construed to narrow the scope of the Secured Party's security interest in any of the Collateral or the perfection or priority thereof or to impair or otherwise limit any of the rights, powers, privileges or remedies of the Secured Party hereunder except to the extent (and then only to the extent) mandated by Revised Article 9 to the extent then applicable.

Section 12.6 Governing Law. This Agreement and the other Financing Agreements, and all transactions, assignments and transfers hereunder and thereunder, and all the rights of the parties, shall be governed as to validity, construction, enforcement and in all other respects by the laws of the State of Connecticut (but not its conflicts of law provisions). The Borrower agrees that the Courts of the State of Connecticut or the United States District Court for the District of _Connecticut shall have jurisdiction to hear and determine any claims or disputes pertaining to the financing transactions of which this Agreement is a part and/or to any matter arising or in any way related to this Agreement or any other agreement between the Lender and the Borrower expressly submits and consents in advance to such jurisdiction in any action or proceeding.

IN WITNESS WHEREOF, the parties have caused this Agreement to be executed by their duly authorized officers as of the date first written above.

Witnessed:

TORRINGTON RESEARCH COMPANY

____

By______________________________
Peter B. Turner
Its President
Duly Authorized

____

____

____
Lender

____

STATE OF CONNECTICUT)
) ss. Torrington
COUNTY OF LITCHFIELD)

Before me, the undersigned, this ______ day of ___, 2003, personally appeared Peter B. Turner, known to me to be the President of Torrington Research Company and that he as such officer, signer and sealer of the foregoing instrument, acknowledged the execution of the same to be his free act and deed individually and as such officer, and the free act and deed of said corporation.

In Witness Whereof, I hereunto set my hand.

____
Commissioner of the Superior Court
Notary Public

STATE OF)
) ss. ___________
COUNTY OF)

Before me, the undersigned, this ______ day of May, 2003, personally appeared ___, known to me, and that he acknowledged the execution of the foregoing document to be his free act and deed.

In Witness Whereof, I hereunto set my hand.

____
Commissioner of the Superior Court
Notary Public

Number 5.07.2003.xxx

PROMISSORY NOTE

$__________ __________, 2003

FOR VALUE RECEIVED, ON DEMAND ON AND AFTER MARCH 31, 2006, the undersigned, **TORRINGTON RESEARCH COMPANY**, the ("Maker"), does hereby promise to pay to ____________, ("Lender"), or order, at ______________________________, or at such other place as the holder hereof (including Lender, hereinafter referred to as "Holder") may designate, the principal sum of ________________________ **AND 00/100 ($xx,000.00) U.S. DOLLARS,** together with interest at the rate of 7.5% per annum, payable on July 1, 2003 and quarterly thereafter, on the unpaid balance of this Note beginning as of the date hereof, before or after maturity or judgment together with all taxes levied or assessed on this Note or the debt evidenced hereby against the Holder, and together with all reasonable costs, expenses and attorneys' and other professional fees incurred after an event of default in any action to collect this Note or to enforce, protect, preserve, defend or foreclose any mortgage, security agreement or other agreement securing this Note or to protect, preserve, enforce, defend, sustain or foreclose the lien of said mortgage, security agreement or other agreement or in any litigation or controversy arising from or connected with said mortgage, security agreement or other agreement or this Note.

This Note has been executed and delivered, and advances hereunder and payments thereof shall be made in accordance with, the terms and provisions of the Parties' **Loan and Security Agreement** of even date.

Maker agrees that: (i) if principal, any installment of interest or any other sum due hereunder is not paid when due and payable, or (ii) if any Event of Default shall occur under the Loan and Security Agreement or under any other Financing Agreement, then, upon the happening of any such event, the entire indebtedness with accrued interest thereon due under this Note shall, automatically or at the option of the Holder, as the case may be, become immediately due and payable without notice or demand. Failure to exercise such option shall not constitute a waiver of the right to exercise the same in the event of any subsequent default.

In the event of Maker's failure to pay any installment of interest and/or any other sum due hereunder or under the loan And Security Agreement for more than thirty (30) days from the date it is due and payable, without in any way affecting Holder's right to make demand hereunder or to declare an event of default to have occurred, a late charge equal to five (5%) percent of such late payment shall be assessed against Maker.

Failure by the Holder to insist upon the strict performance by Maker of any terms and provisions herein shall not be deemed to be a waiver of any terms and provisions herein, and the Holder shall retain the right thereafter to insist upon strict performance by the Maker of any and all terms and provisions of this Note or any document securing the repayment of this Note.

THE MAKER HEREBY (I) WAIVES TRIAL BY JURY IN ANY COURT AND IN ANY SUIT, ACTION OR PROCEEDING ON ANY MATTER ARISING IN CONNECTION WITH OR IN ANY WAY RELATED TO THE FINANCING TRANSACTIONS OF WHICH THIS NOTE IS A PART AND/OR THE ENFORCEMENT OF ANY OF THE HOLDER'S RIGHTS AND REMEDIES,

INCLUDING WITHOUT LIMITATION, TORT CLAIMS, (II) ACKNOWLEDGES THAT THE LOAN TRANSACTION EVIDENCED BY THIS NOTE, THE LOAN AND SECURITY AGREEMENT, WARRANT AND OTHER MISCELLANEOUS DOCUMENTS IS A COMMERCIAL TRANSACTION AND WAIVES ITS RIGHT TO NOTICE AND HEARING ALLOWED BY ANY STATE OR FEDERAL LAW WITH RESPECT TO ANY PREJUDGMENT REMEDY WHICH THE HOLDER MAY DESIRE TO USE, AND FURTHER WAIVES ALL RIGHTS TO REQUEST THAT THE HOLDER POST A BOND, WITH OR WITHOUT SURETY, TO PROTECT THE MAKER OF ANY OF THE OBLIGATIONS OF MAKER TO HOLDER AGAINST DAMAGES THAT MAY BE CAUSED BY ANY PREJUDGMENT REMEDY SOUGHT OR OBTAINED BY HOLDER, AND (III) WAIVES DILIGENCE, DEMAND, PRESENTMENT FOR PAYMENT, NOTICE OF NONPAYMENT, PROTEST AND NOTICE OF PROTEST, AND NOTICE OF ANY RENEWALS OR EXTENSIONS OF THIS NOTE. THE MAKER ACKNOWLEDGES THAT IT MAKES THE WAIVERS SET FORTH IN THIS PARAGRAPH KNOWINGLY, VOLUNTARILY, WITHOUT DURESS AND ONLY AFTER CONSIDERATION OF THE RAMIFICATIONS OF THIS WAIVER WITH ITS ATTORNEYS. THE MAKER FURTHER ACKNOWLEDGES THAT THE LENDER HAS NOT AGREED WITH OR REPRESENTED TO MAKER OR ANY OTHER PARTY HERETO THAT THE PROVISIONS OF THIS PARAGRAPH WILL NOT BE FULLY ENFORCED IN ALL INSTANCES.

This Note, and all transactions, assignments and transfers hereunder, and all the rights of the parties, shall be governed as to validity, construction, enforcement and in all other respects by the laws of the United States of America, and to the extent not pre-empted thereby, by the laws of the State of Connecticut (but not its conflicts of law provisions). The Borrower agrees that the Courts of the State of Connecticut or the United States District Court for the District of Connecticut shall have jurisdiction to hear and determine any claims or disputes pertaining to the financing transactions of which this Note is a part and/or to any matter arising or in any way related to this Note or any other agreement between the Lender and the Maker expressly submits and consents in advance to such jurisdiction in any action or proceeding.

TORRINGTON RESEARCH COMPANY

By________________________________
Peter B. Turner
Its President, Duly Authorized

A Stock Purchase Warrant bearing the same number as this Promissory Note is attached.

STOCK PURCHASE WARRANT (NON-DETACHABLE)

No. 5.07.2003.004 **50,000 Shares**

[Do Not Detach Without Consulting Trustee]
TORRINGTON RESEARCH COMPANY
INCORPORATED UNDER THE LAWS OF
THE STATE OF CONECTICUT
COMMON STOCK PURCHASE WARRANT
EXERCISABLE
THROUGH MARCH 31, 2006

GRANT

This is to certify that, subject to the conditions herein set forth, the registered owner of the Promissory Note (hereinafter, the Debenture) to which this Warrant is attached, bearing the same number as this Warrant, is entitled to purchase, until the close of business on March 31, 2006, 500 shares of fully paid and nonassessable common stock "Common Stock" of Torrington Research Company (hereinafter called the "Company") for each $1,000.00 principal amount of the Debenture to which this Warrant is attached upon surrender hereof at the principal office of the Company, or such Agency as the Company may appoint for the purpose, and upon the payment of the purchase price. Subject to adjustment as hereinafter provided for, the purchase price payable upon exercise of this Stock Purchase Warrant shall be $2.00 per share. This amount, as adjusted from time to time, is hereinafter called the "Purchase Price."

The Purchase Price payable upon exercise of this Stock Purchase Warrant shall be payable in such coin or currency of the United States of America as at the time of such exercise shall be legal tender for the payment of public and private debts.

ADJUSTMENTS TO PURCHASE PRICE

(a) If the Company shall at any time after the delivery of this Warrant issue any additional shares, then and in each such case the Purchase Price in effect immediately prior to the issuance of such additional shares shall forthwith be reduced to a price determined by dividing:

(I) an amount equal to (A) the total number of shares of common stock outstanding immediately prior to the issue of such additional shares multiplied by the Purchase Price in effect immediately prior to such issue, plus (B) the consideration, if any, received by the Company for such additional shares, by

(2) the total number of shares of Common Stock outstanding immediately after the issue of such additional shares;

provided that no such adjustment of the Purchase Price shall be required if the amount of such adjustment shall be less than 25 cents, any adjustment not so made shall be carried forward and shall be made at the time and together with the next subsequent adjustment which together with any adjustment or adjustments so carried forward, shall require adjustment of the Purchase Price by an amount not less than 25 cents.

Upon each such adjustment of the Purchase Price the holder of this Stock Purchase Warrant shall thereafter (until a subsequent adjustment of the Purchase Price) be entitled to purchase at the adjusted Purchase Price the number of shares of Common Stock obtained by applying the number of shares of Common Stock specified in this Stock Purchase Warrant by the initial Purchase Price hereinabove specified and dividing the product so obtained by the adjusted Purchase Price.

(b) For the purposes of the foregoing, the following provisions shall also be applicable:

(I) In case of the issuance of additional shares of Common Stock for a consideration part or all of which shall be cash, the amount of the cash consideration therefore shall be deemed to be the amount of cash received by the Company for such shares (or, of such shares are offered by the Company for subscription, the subscription price, or if such shares are sold to underwriters or dealers for public offering without a subscription offer, the initial public offering price), without deducting therefrom any compensation or discount allowed or paid for the selling, underwriting or purchase thereof by underwriters or dealers or others performing similar services, and without deduction for any expenses incurred in connection therewith.

(2) In case of the issuance (otherwise than upon conversion or exchange of other securities of the Company) of additional shares of Common Stock for a consideration part or all of which shall be other than cash, the amount of the consideration other than cash received by the Company for such shares shall be deemed to be the value of such consideration as determined by the Board of Directors of the Company.

(3) In case of the issuance by the Company after the original issue date hereof of (A) any security that is convertible into shares of Common Stock of the Company, or (B) any rights or options to purchase Common Stock of the Company, the Company shall be deemed to have issued the maximum number of shares of Common Stock into which such convertible security may be converted, and the maximum number of shares of Common Stock deliverable upon the exercise of such rights or options, for the consideration received by the Company for such convertible security or for such rights or options (plus the amount of any underwriting discount), as the case may be, before deducting therefrom any expenses or commissions incurred or paid by the Company for any underwriting of, or otherwise in connection with, the issuance of such convertible security or rights or options, plus (i) any consideration or adjustment payment to be received by the Company in connection with such conversion and (ii) the minimum considerations to be received by the Company for the Common Stock issuable upon the exercise of such rights or options. No further adjustment of the Purchase price shall be made as a result of the actual issuance of the shares of Common Stock of the Company upon conversion of any convertible security or exercise of any rights or options referred to in this clause (3). On the termination of the right to convert such convertible security, or on expiration of such rights or options, the Purchase Price hereunder shall be readjusted to such Purchase Price as would have been obtained had the adjustment made upon the issuance of such convertible security or upon the issuance of such rights or options been made upon the basis of the number of shares of Common Stock actually issued upon the conversion of such convertible security or the exercise of such rights or options, and of the consideration actually received by the Company upon such conversion or exercise. Rights or Options to Purchase Common Stock of the Company

heretofore issued or hereafter issued or modified pursuant to the Company's 2001 Stock Option Plan dated May 24, 2001, as revised, are excluded from the foregoing provision.

(4) Any additional shares of Common Stock issued as a stock dividend shall be deemed to have been issued without consideration.

(c) If the Company shall, by subdivision, combination or reclassification of shares or otherwise, change the outstanding shares of its Common Stock into a different number or class of shares, the number and class of shares issuable upon exercise of this Stock Purchase Warrant and the Purchase price payable upon such exercise shall be correspondingly adjusted.

(d) Whenever the Purchase Price is adjusted, as herein provided, an Officers' Certificate as defined in the Indenture shall be furnished by the Company to the Trustee and Warrant Agent stating the adjusted Purchase price and reciting in detail the facts upon which such adjustment was based. Such Officers' Certificate shall be conclusive evidence of the correctness of such adjustment insofar as the Trustee and Warrant Agent are concerned.

(e) The Company shall offer or sell any class of security other than its Common Stock, as presently constituted and the security (Attached Warrants) to be issued in partial consideration of those agreements with others, upon the same terms and conditions of this Agreement without Lender's written consent.

MISCELLANEOUS PROVISIONS

(a) No fractional shares of common stock will be issued in connection with any purchase hereunder but the Company shall, in lieu of such fractional shares, make a cash payment therefore on the basis of the Purchase price then in effect.

(b) In case of any reorganization or merger of the Company into any other Corporation, then each share of stock purchasable under this Stock Purchase Warrant shall be replaced for the purposes hereof by the stock or other securities or property issuable in respect of each share of Common Stock of the Company upon such reorganization or merger.

(c) This Stock Purchase Warrant is issued subject, also, to the following terms and conditions, to all of which, including all the foregoing provisions, each and every holder assents by accepting this Stock Purchase Warrant.

(d) The holder of this Stock Purchase Warrant shall not have any of the rights of a Stockholder of the Company nor be entitled to any notice of any meetings of Stockholders or of any other proceedings of the Company.

(e) All rights under and by virtue of this Stock Purchase Warrant shall pass and be transferred, and title hereto shall be transferable, only in connection with the transfer of the Debenture to which this Warrant is attached, and then only upon the books of the Company by the registered holder hereof in person or by his duly authorized attorney. This Stock Purchase Warrant is not detachable from such Debenture, except for the purpose of exercise and then only by the Trustee, and is void unless accompanied by such Debenture.

(f) If any share Warrant is only partially exercised, then the remaining unexercised purchase rights attributable to such Warrant shall thereupon expire and become void.

(g) This Stock Purchase Warrant shall become void and all rights hereunder shall expire unless prior to the close of business on March 31, 2006, it shall be surrendered and the rights thereunder exercised. This Stock Purchase Warrant shall also become void and all rights hereunder shall expire on the date of satisfaction of the Debenture to which it is attached.

(h) This Stock Purchase Warrant shall not be valid for any purpose unless signed by an authorized officer of the Company or the Company's Designee, as Agent for the Company.

TORRINGTON RESEARCH COMPANY

By__________________________
Peter B. Turner
Its President, Duly Authorized

Dated as of __________, 2003.